CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
License revenue	$ 911	$ 2,198	$ 1,823	$ 5,948	$ 9,057	$ 2,325	$ 0
Royalty revenue	0	0	0	1,424	1,424	4,750	3,585
Grant revenue					0	42	483
Total revenue	911	2,198	1,823	7,372	10,481	7,117	4,068
Operating expenses:
Research and development	748	1,789	1,698	5,701	8,309	10,610	11,206
General and administrative	713	701	1,609	1,792	3,063	4,877	3,368
Total operating expenses	1,461	2,490	3,307	7,493	11,372	15,487	14,574
Loss from operations	(550)	(292)	(1,484)	(121)	(891)	(8,370)	(10,506)
Other income (expense):
Interest expense, net	0	0	0	(1,569)	(1,568)	(4,861)	(6,430)
Other income (expense), net	(8)	(6)	(14)	10,438	10,433	(183)	(129)
Non-cash gain (loss) on changes in the fair value of warrants	(284)	5,362	(1,148)	2,317	1,737	(1,766)	1,862
Other income (expense), net	(292)	5,356	(1,162)	11,186	10,602	(6,810)	(4,697)
Net income (loss) and comprehensive income (loss) applicable to common stockholders	$ (842)	$ 5,064	$ (2,646)	$ 11,065	$ 9,711	$ (15,180)	$ (15,203)
Basic net income (loss) per common share (in dollars per share)	$ (0.01)	$ 0.06	$ (0.03)	$ 0.14	$ 0.12	$ (0.23)	$ (0.26)
Diluted net income (loss) per common share (in dollars per share)	$ (0.01)	$ 0.00	$ (0.03)	$ 0.10	$ 0.10	$ (0.23)	$ (0.28)
Weighted average shares used in computing basic net income (loss) per common share (in shares)	88,998	82,527	88,964	80,403	82,099	66,509	59,324
Weighted average shares used in computing diluted net income (loss) per common share (in shares)	88,998	82,559	88,964	86,271	82,659	66,509	60,392